Debt issues - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Movement reconciliation
Balance as at beginning of year	$ 156,573	$ 144,868
Issuances	80,245	70,974
Maturities, repayments, buybacks and reductions	(67,100)	(62,596)
Total cash movements	13,145	8,378
FX translation impact	(5,798)	3,458
Fair value adjustments	283	(135)
Fair value hedge accounting adjustments	4,338	(346)
Other	743	350
Total non-cash movements	(434)	3,327
Balance as at end of year	169,284	156,573
Parent Entity
Movement reconciliation
Balance as at beginning of year	134,957	122,339
Issuances	68,438	62,992
Maturities, repayments, buybacks and reductions	(58,931)	(52,671)
Total cash movements	9,507	10,321
FX translation impact	(5,167)	2,530
Fair value adjustments	275	(144)
Fair value hedge accounting adjustments	3,659	(348)
Other	651	259
Total non-cash movements	(582)	2,297
Balance as at end of year	$ 143,882	$ 134,957